Investment in an Associate - Summary of Changes in Carrying Amount of Investment in Associate from Date it was Initially Recognized as Associate (Details) - CAD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Share of losses of an associate (note 12)			$ 22
Impairment losses (note 25)		$ 12,366	149,952
Pro Thera Biologics Inc
Disclosure Of Significant Investments In Associates [Line Items]
Loss and comprehensive loss of an associate from August 15 to December 31, 2018	$ 144
Share of losses of an associate (note 12)	22
Historical cost of the investment in an associate	1,204		$ 1,204
Impairment losses (note 25)	$ 1,182	$ 1,182